Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 965,942	¥ 1,010,257
Commitments to invest [Member]
Commitments [Line Items]
Commitments outstanding	¥ 13,273	¥ 15,194